Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between “compensation actually paid” to Mr. Rawlings and Ms. Tooth, who each served as our Chief Executive Officer during 2024, and to our other named executive officers and certain company financial performance metrics. Compensation actually paid, as determined under SEC requirements, does not reflect the actual amount of compensation earned by or paid to our executive officers during a covered year. For further information concerning our compensation philosophy and how we align executive compensation with our performance, please refer to the Compensation Discussion and Analysis section of this proxy statement.
Pay Versus Performance Table

							Value of Initial Fixed $100 Investment Based On:
Year (1)	SCT Total Compensation For CEO		Compensation Actually Paid to CEO (2)		Average SCT Total Compensation for Other NEOs	Average Compensation Actually Paid to Other NEOs (2)	Cumulative TSR	Peer Group Cumulative TSR (3)	Net Income	Company Selected Measure – Adjusted Operating Income (4)
	Darryl Rawlings	Margi Tooth	Darryl Rawlings	Margi Tooth

2024	$1,703,370	$4,408,563	$2,978,754	$6,556,782	$1,401,629	$2,399,235	$131.12	$188.76	$(9,633,000)	$114,468,000

2023	$321,898	N/A	$(231,457)	N/A	$705,736	$252,893	$83.00	$176.19	$(44,693,000)	$83,545,000

2022	$1,656,281	N/A	$(4,037,132)	N/A	$3,470,294	$(1,316,756)	$129.30	$105.70	$(44,672,000)	$89,255,000

2021	$4,962,422	N/A	$5,890,091	N/A	$3,953,082	$4,603,908	$359.17	$175.96	$(35,530,000)	$78,454,000

2020	$1,160,767	N/A	$6,273,363	N/A	$1,249,292	$6,331,960	$325.65	$138.58	$(5,840,000)	$57,107,000

(1)
The CEO and other NEOs for the indicated years were as follows: (i) for 2024, our CEOs were Darryl Rawlings and Margi Tooth, and our other NEOs were Fawwad Qureshi, John Gallagher, Chris Kearns, and Brenna McGibney, (ii) for 2023, our CEO was Mr. Rawlings, and our other NEOs were Mr. Qureshi, Wei Li, Drew Wolff, Ms. Tooth, Mr. Gallagher, and Dr. Steve Weinrauch, (iii) for 2022, our CEO was Mr. Rawlings, and our other NEOs were Mr. Wolff, Ms. Tooth, Tricia Plouf, and Emily Dreyer, (iv) for 2021, our CEO was Mr. Rawlings, and our other NEOs were Mr. Wolff, Ms. Tooth, Ms. Plouf, and Gavin Friedman, and (v) for 2020, our CEO was Mr. Rawlings, and our other NEOs were Ms. Plouf, Ms. Tooth, Mr. Friedman, and Asher Bearman.

(2)
Amounts reported in this column are based on total compensation reported for our CEO and other NEOs in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below. Fair value of equity awards was computed in accordance with our methodology used for financial reporting purposes.

Year	Executive(s)	Summary Compensation Table Total	Subtract Stock Awards	Add Year- End Equity Value (i)	Change in Value of Prior Equity Awards	Add Change in Value of Vested Equity Awards	Subtract Value of Equity Awards that Failed to Meet Vesting Conditions	Compensation Actually Paid

2024	Mr. Rawlings	$1,703,370	$(1,499,850)	$2,548,375	$132,091	$94,767	$ —	$2,978,754
	Ms. Tooth	$4,408,563	$(3,609,111)	$4,894,703	$583,858	$278,769	$ —	$6,556,782
	Other NEOs	$1,401,629	$(923,206)	$1,531,048	$271,373	$118,391	$ —	$2,399,235

2023	CEO	$321,898	$ —	$ —	$(268,695)	$(284,660)	$ —	$(231,457)

	Other NEOs	$705,736	$(418,688)	$605,318	$(507,704)	$(131,770)	$ —	$252,893
2022	CEO	$1,656,281	$(1,356,281)	$719,224	$(3,095,658)	$(1,960,698)	$ —	$(4,037,131)
	Other NEOs	$3,470,294	$(3,169,003)	$1,680,494	$(2,038,922)	$(1,259,619)	$ —	$(1,316,756)

2021	CEO	$4,962,422	$(4,623,067)	$5,788,691	$340,352	$(578,307)	$ —	$5,890,092

	Other NEOs	$3,953,082	$(3,635,556)	$4,529,917	$376,093	$(619,628)	$—	$4,603,908

2020	CEO	$1,160,767	$(822,367)	$4,018,186	$1,719,513	$197,264	$ —	$6,273,363
	Other NEOs	$1,249,292	$(907,511)	$4,434,208	$1,821,721	$(265,751)	$ —	$6,331,960

i.
With the exception of named executive officers, the Company issued short-term incentive awards (cash bonuses) to its team members on a monthly basis. In lieu of taking their full cash bonus amount, team members may elect to convert all or a portion of their cash bonus into equity, in the form of RSUs, with a 20% premium to cash on value, fully vested on grant date and subject to a two year lock-up.
To avoid double counting, the average grant date fair value of RSUs granted pursuant to certain named executive officers electing to convert their cash bonus into RSUs is excluded from the column in this table for each covered fiscal year.

(3)	The Company used the NASDAQ-100 Tech Peer Group Cumulative TSR for each covered fiscal year.

(4)
In accordance with SEC rules, we are required to include in the Pay versus Performance table the “most important” financial measure (as determined by us) used to link compensation actually paid to our Chief Executive Officer and to our other named executive officers to our performance for the most recently completed fiscal year. We determined adjusted operating income, which is a measure included in our incentive program, meets this requirement and therefore, we have included this performance measure in the Pay versus Performance table.

Company Selected Measure Name	Adjusted Operating Income
Named Executive Officers, Footnote
(1)
The CEO and other NEOs for the indicated years were as follows: (i) for 2024, our CEOs were Darryl Rawlings and Margi Tooth, and our other NEOs were Fawwad Qureshi, John Gallagher, Chris Kearns, and Brenna McGibney, (ii) for 2023, our CEO was Mr. Rawlings, and our other NEOs were Mr. Qureshi, Wei Li, Drew Wolff, Ms. Tooth, Mr. Gallagher, and Dr. Steve Weinrauch, (iii) for 2022, our CEO was Mr. Rawlings, and our other NEOs were Mr. Wolff, Ms. Tooth, Tricia Plouf, and Emily Dreyer, (iv) for 2021, our CEO was Mr. Rawlings, and our other NEOs were Mr. Wolff, Ms. Tooth, Ms. Plouf, and Gavin Friedman, and (v) for 2020, our CEO was Mr. Rawlings, and our other NEOs were Ms. Plouf, Ms. Tooth, Mr. Friedman, and Asher Bearman.

Peer Group Issuers, Footnote	The Company used the NASDAQ-100 Tech Peer Group Cumulative TSR for each covered fiscal year.
PEO Total Compensation Amount		$ 321,898	$ 1,656,281	$ 4,962,422	$ 1,160,767
PEO Actually Paid Compensation Amount		(231,457)	(4,037,131)	5,890,092	6,273,363
Adjustment To PEO Compensation, Footnote

Year	Executive(s)	Summary Compensation Table Total	Subtract Stock Awards	Add Year- End Equity Value (i)	Change in Value of Prior Equity Awards	Add Change in Value of Vested Equity Awards	Subtract Value of Equity Awards that Failed to Meet Vesting Conditions	Compensation Actually Paid

2024	Mr. Rawlings	$1,703,370	$(1,499,850)	$2,548,375	$132,091	$94,767	$ —	$2,978,754
	Ms. Tooth	$4,408,563	$(3,609,111)	$4,894,703	$583,858	$278,769	$ —	$6,556,782
	Other NEOs	$1,401,629	$(923,206)	$1,531,048	$271,373	$118,391	$ —	$2,399,235

2023	CEO	$321,898	$ —	$ —	$(268,695)	$(284,660)	$ —	$(231,457)

	Other NEOs	$705,736	$(418,688)	$605,318	$(507,704)	$(131,770)	$ —	$252,893
2022	CEO	$1,656,281	$(1,356,281)	$719,224	$(3,095,658)	$(1,960,698)	$ —	$(4,037,131)
	Other NEOs	$3,470,294	$(3,169,003)	$1,680,494	$(2,038,922)	$(1,259,619)	$ —	$(1,316,756)

2021	CEO	$4,962,422	$(4,623,067)	$5,788,691	$340,352	$(578,307)	$ —	$5,890,092

	Other NEOs	$3,953,082	$(3,635,556)	$4,529,917	$376,093	$(619,628)	$—	$4,603,908

2020	CEO	$1,160,767	$(822,367)	$4,018,186	$1,719,513	$197,264	$ —	$6,273,363
	Other NEOs	$1,249,292	$(907,511)	$4,434,208	$1,821,721	$(265,751)	$ —	$6,331,960

i.
With the exception of named executive officers, the Company issued short-term incentive awards (cash bonuses) to its team members on a monthly basis. In lieu of taking their full cash bonus amount, team members may elect to convert all or a portion of their cash bonus into equity, in the form of RSUs, with a 20% premium to cash on value, fully vested on grant date and subject to a two year lock-up.
To avoid double counting, the average grant date fair value of RSUs granted pursuant to certain named executive officers electing to convert their cash bonus into RSUs is excluded from the column in this table for each covered fiscal year.

Non-PEO NEO Average Total Compensation Amount	$ 1,401,629	705,736	3,470,294	3,953,082	1,249,292
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,399,235	252,893	(1,316,756)	4,603,908	6,331,960
Adjustment to Non-PEO NEO Compensation Footnote

Year	Executive(s)	Summary Compensation Table Total	Subtract Stock Awards	Add Year- End Equity Value (i)	Change in Value of Prior Equity Awards	Add Change in Value of Vested Equity Awards	Subtract Value of Equity Awards that Failed to Meet Vesting Conditions	Compensation Actually Paid

2024	Mr. Rawlings	$1,703,370	$(1,499,850)	$2,548,375	$132,091	$94,767	$ —	$2,978,754
	Ms. Tooth	$4,408,563	$(3,609,111)	$4,894,703	$583,858	$278,769	$ —	$6,556,782
	Other NEOs	$1,401,629	$(923,206)	$1,531,048	$271,373	$118,391	$ —	$2,399,235

2023	CEO	$321,898	$ —	$ —	$(268,695)	$(284,660)	$ —	$(231,457)

	Other NEOs	$705,736	$(418,688)	$605,318	$(507,704)	$(131,770)	$ —	$252,893
2022	CEO	$1,656,281	$(1,356,281)	$719,224	$(3,095,658)	$(1,960,698)	$ —	$(4,037,131)
	Other NEOs	$3,470,294	$(3,169,003)	$1,680,494	$(2,038,922)	$(1,259,619)	$ —	$(1,316,756)

2021	CEO	$4,962,422	$(4,623,067)	$5,788,691	$340,352	$(578,307)	$ —	$5,890,092

	Other NEOs	$3,953,082	$(3,635,556)	$4,529,917	$376,093	$(619,628)	$—	$4,603,908

2020	CEO	$1,160,767	$(822,367)	$4,018,186	$1,719,513	$197,264	$ —	$6,273,363
	Other NEOs	$1,249,292	$(907,511)	$4,434,208	$1,821,721	$(265,751)	$ —	$6,331,960

i.
With the exception of named executive officers, the Company issued short-term incentive awards (cash bonuses) to its team members on a monthly basis. In lieu of taking their full cash bonus amount, team members may elect to convert all or a portion of their cash bonus into equity, in the form of RSUs, with a 20% premium to cash on value, fully vested on grant date and subject to a two year lock-up.
To avoid double counting, the average grant date fair value of RSUs granted pursuant to certain named executive officers electing to convert their cash bonus into RSUs is excluded from the column in this table for each covered fiscal year.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
The Company’s Most Important Financial Performance Measures
The items listed below represent the most important financial metrics used to link the compensation actually paid to our Chief Executive Officers and other named executive officers to company performance for the 2024 fiscal year. Please refer to the CD&A sections titled “
Detailed Description of Each Element of Compensation and Determination of Compensation
for
the 2024 Performance Year
” and “
Discussion on Key Performance Metrics
” for a description of the metrics below.

Short-term Incentive Awards	• Adjusted Operating Income • Adjusted Operating Margin
Long-term Incentive Awards	• Growth of Intrinsic Value per Share

Total Shareholder Return Amount	$ 131.12	83	129.3	359.17	325.65
Peer Group Total Shareholder Return Amount	188.76	176.19	105.7	175.96	138.58
Net Income (Loss)	$ (9,633,000)	$ (44,693,000)	$ (44,672,000)	$ (35,530,000)	$ (5,840,000)
Company Selected Measure Amount	114,468,000	83,545,000	89,255,000	78,454,000	57,107,000
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Operating Income
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Operating Margin
Measure:: 3
Pay vs Performance Disclosure
Name	Growth of Intrinsic Value per Share
Darryl Rawlings [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,703,370	$ 321,898	$ 1,656,281	$ 4,962,422	$ 1,160,767
PEO Actually Paid Compensation Amount	$ 2,978,754	(231,457)	(4,037,132)	5,890,091	6,273,363
PEO Name	Darryl Rawlings
Margi Tooth [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 4,408,563
PEO Actually Paid Compensation Amount	$ 6,556,782
PEO Name	Margi Tooth
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	719,224	5,788,691	4,018,186
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(268,695)	(3,095,658)	340,352	1,719,513
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(284,660)	(1,960,698)	(578,307)	197,264
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0
PEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	(1,356,281)	(4,623,067)	(822,367)
PEO | Darryl Rawlings [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 2,548,375
PEO | Darryl Rawlings [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	132,091
PEO | Darryl Rawlings [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	94,767
PEO | Darryl Rawlings [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Darryl Rawlings [Member] | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,499,850)
PEO | Margi Tooth [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,894,703
PEO | Margi Tooth [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	583,858
PEO | Margi Tooth [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	278,769
PEO | Margi Tooth [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Margi Tooth [Member] | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,609,111)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,531,048	605,318	1,680,494	4,529,917	4,434,208
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	271,373	(507,704)	(2,038,922)	376,093	1,821,721
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	118,391	(131,770)	(1,259,619)	(619,628)	(265,751)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (923,206)	$ (418,688)	$ (3,169,003)	$ (3,635,556)	$ (907,511)